Pension plan - Pension Provisions Development (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension plan
Pension provision at beginning of the year	€ 14,428	€ 14,441
Addition at acquisition date	553
Benefit payments from the employer	(692)	(468)
Actuarial gains/losses from:
Changes in financial assumptions	(1,899)	(551)
Experience adjustments	469	(116)
Impact of changes in demographic assumptions	10	3
Included in net income:
Current service costs	1,282	1,021
Interest cost	110	98
Pension provision at year-end	14,261	14,428
Within one year
Included in net income:
Expected payments of undiscounted benefits	1,751
Germany
Pension plan
Pension provision at beginning of the year	189
Included in net income:
Pension provision at year-end	722	€ 189
France
Included in net income:
Pension provision at year-end	€ 13,539